RELATED PARTY TRANSACTIONS (Details) - USD ($)				1 Months Ended				3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 24, 2021	Feb. 16, 2021	Jan. 14, 2021	Feb. 16, 2021	Jan. 26, 2021	Dec. 31, 2020	May 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2021	Dec. 01, 2020
Related Party Transaction [Line Items]
Notes receivable, related parties													$ 1,199,000
Shares issued in transaction (in shares)	76,874,354
SSIG | Grant Agreement
Related Party Transaction [Line Items]
Related party transaction							$ 504,000					$ 504,000
ION Acquisition Corp 2 LTD
Related Party Transaction [Line Items]
Shares issued to cover IPO costs				$ 253,000,000
Share issued to cover IPO costs (in shares)				253,000,000
Initial public offering per share (in dollars per share)		$ 10.00		$ 10.00		$ 10.00						$ 10.00
ION Acquisition Corp 2 LTD | Over-Allotment Option
Related Party Transaction [Line Items]
Share issued to cover IPO costs (in shares)				3,300,000
Initial public offering per share (in dollars per share)		$ 10.00		$ 10.00
Shares issued in transaction (in shares)		3,300,000		3,300,000
ION Acquisition Corp 2 LTD | Related Party Loans
Related Party Transaction [Line Items]
Converted amount						$ 1,500,000					$ 1,500,000
Sale of price per share (in dollars per share)						$ 1.00		$ 1.00		$ 1.00	$ 1.00	1.00
ION Acquisition Corp 2 LTD | Related Party Loans | Working Capital Loan
Related Party Transaction [Line Items]
Long-term debt								$ 0		$ 0	$ 0
ION Acquisition Corp 2 LTD | Class A ordinary shares
Related Party Transaction [Line Items]
Shares issued to cover IPO costs									$ 0
Initial public offering per share (in dollars per share)						$ 12.00		$ 12.00		$ 12.00	$ 12.00	$ 12.00
Shares issued in transaction (in shares)									25,300,000
Total number of ordinary share outstanding percentage			20.00%								20.00%
ION Acquisition Corp 2 LTD | Class A ordinary shares | Forward Purchase Agreements | Over-Allotment Option | Forward Contracts
Related Party Transaction [Line Items]
Initial public offering per share (in dollars per share)					$ 10.00
Shares issued in transaction (in shares)					5,000,000
Aggregate value					$ 50,000,000
ION Acquisition Corp 2 LTD | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Share capitalization (in shares)			575,000
Founder shares issued and outstanding (in shares)			6,325,000
Forfeiture of founder shares (in shares)			825,000
Subject to forfeited (in shares)			825,000
ION Acquisition Corp 2 LTD | Sponsor | Founder Shares | Over-Allotment Option
Related Party Transaction [Line Items]
Subject to forfeited (in shares)			0
Issued and outstanding shares percentage after initial public offering percentage			20.00%
ION Acquisition Corp 2 LTD | Sponsor | Promissory Note - Related Party
Related Party Transaction [Line Items]
Notes receivable, related parties		$ 2,000,000		$ 2,000,000										$ 300,000
Promissory note, outstanding		75,000		75,000		$ 5,000						$ 5,000
Due from Related Parties		$ 5,000		$ 5,000
ION Acquisition Corp 2 LTD | Sponsor | Administrative Services Agreement
Related Party Transaction [Line Items]
Monthly service fee amount						10,000		$ 10,000		$ 10,000	$ 10,000	$ 10,000
Administrative services								30,000		70,000
Accounts payable, related parties								$ 10,000		$ 10,000	10,000
ION Acquisition Corp 2 LTD | Sponsor | Class B ordinary shares | Founder Shares
Related Party Transaction [Line Items]
Shares issued to cover IPO costs						$ 25,000					$ 25,000
Share issued to cover IPO costs (in shares)						5,750,000					5,750,000